Condensed Financial Information of Parent Company (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed statements of operations
Interest expense	$ (17,585)	$ (23,152)	$ (34,641)
Other expenses	(8,251)	(5,734)	(8,573)
Loss before equity in undistributed loss of subsidiaries and income tax benefit	(50,525)	(67,495)	(176,096)
Income tax benefit	(34)	10	(9,322)
Net loss available to common shareholders	(50,491)	(67,505)	(185,418)
Parent Company [Member]
Condensed statements of operations
Interest expense	(2,594)	(2,997)	(4,117)
Management fee	3,438	5,172	6,936
Other expenses	(3,791)	(5,054)	(6,734)
Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,947)	(2,879)	(3,915)
Equity in undistributed loss of subsidiaries	(48,560)	(65,614)	(182,850)
Income tax benefit	1,016	988	1,347
Net loss available to common shareholders	$ (50,491)	$ (67,505)	$ (185,418)